March 27, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-4720

Re:	American Century Municipal Trust (the "Registrant")
1933 Act File No. 002-91229, Post-Effective Amendment No. 54
1940 Act File No. 811-04025, Amendment No. 55

Ladies and Gentlemen:

Pursuant to Section 101(a) of  Regulation  S-T and Rule  485(a)  under the Securities Act of 1933, the aforementioned  Registrant hereby submits for filing the following  1933 Act  Post-Effective  Amendment No. 54 and 1940 Act Amendment No. 55 to the Registration Statement on Form N-1A filed by the Registrant in connection with the addition of one new series, New York Tax-Free Fund.

Please consider this letter a request for selective review pursuant to Investment Company Act Release No. 13768. The investment objective and strategy of New York Tax-Free is similar to that of California Tax-Free Bond, another series in the American Century Investments fund complex. The primary difference between the new fund and the existing fund is that the new fund invests in municipal securities whose income is exempt from federal and New York state and local income taxes, while the existing fund invests in municipal securities whose income is exempt from federal and California income taxes. These differences are covered in the "Overview of the Fund" and "Objectives, Strategies and Risks" sections of the New York Tax-Free prospectus. The other sections of the prospectus are substantially similar to those you have previously reviewed for other funds in the American Century Investments fund complex. Accordingly, we ask that you please focus your review on the "Overview of the Fund" and "Objectives, Strategies and Risks" sections of the prospectus.

The principal purposes of this amendment are to: (i) launch one new fund, New York Tax-Free, and (ii) make certain other non-material changes deemed appropriate by the Registrant.

If there are any questions or comments regarding this filing, please contact the undersigned at (816) 340-3224.

Sincerely,

 /s/ Christine J. Crossley
Christine J. Crossley
Assistant Secretary

American Century Investments
P.O. Box 410141, 4500 Main Street	1-800-345-2021 or 816-531-5575
Kansas City, MO 64141-0141	www.americancentury.com